Operating leases - Maturity of operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases
2023	$ 6,626
2024	3,765
2025	237
2026	40
Total lease payments	10,668
Less imputed interest	(341)
Present value of lease liabilities	$ 10,327	$ 995